FAIR VALUE MEASUREMENTS - Fair value information on recurring basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	$ 1,163,950	$ 170,666
Bridge Note - Bifurcated Derivative	329,953	364,711
Level 1
FAIR VALUE MEASUREMENTS
Bridge Note - Bifurcated Derivative	0	0
Level 2
FAIR VALUE MEASUREMENTS
Bridge Note - Bifurcated Derivative	0	0
Level 3
FAIR VALUE MEASUREMENTS
PIPE Forward Contract		170,666
Bridge Note - Bifurcated Derivative	$ 329,953	$ 364,711